Income taxes - Reconciliation of statutory tax rate to effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before tax	$ (4,259)	$ 9,292	$ 18,874
Calculated income tax at statutory rate	1,445	(2,284)	(5,197)
Calculated Norwegian Petroleum tax	(2,126)	(5,499)	(8,189)
Tax effect uplift	1,006	632	736
Tax effect of permanent differences regarding divestments	(9)	380	400
Tax effect of permanent differences caused by functional currency different from tax currency	(198)	8	116
Tax effect of other permanent differences	450	395	337
Recognition of previously unrecognised deferred tax assets	130	0	923
Change in unrecognised deferred tax assets	(1,685)	(974)	72
Change in tax regulations	(12)	(6)	(28)
Prior period adjustments	408	47	(148)
Other items including currency effects	(647)	(139)	(357)
Income tax expense	$ (1,237)	$ (7,441)	$ (11,335)
Effective tax rate	(29.00%)	80.10%	60.10%
Statutory tax rate	33.90%	24.60%	27.50%
Allowable uplift rate over a period of four years	5.20%
Unrecognised uplift credits	$ 836	$ 1,678
Uplift rate, for investments subject to transitional rules	7.50%
Uplift rate	24.00%	5.20%	5.30%	5.40%
Norway [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Statutory tax rate		22.00%	23.00%
Petroleum tax rate	56.00%	56.00%	55.00%
Exploration and Production International [Member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Recognition of previously unrecognised deferred tax assets			$ 923
Minimum [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Uplift rate	20.80%
Minimum [member] | ForeignCountriesMember
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Statutory tax rate	22.00%